AMOUNTS RECEIVABLE - ENBpar - Maturity Analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
AMOUNTS RECEIVABLE - ENBpar
Financial assets	R$ 389,438	R$ 2,601,027
Amounts Receivable From ENBpar
AMOUNTS RECEIVABLE - ENBpar
Financial assets	1,264,059
Amounts Receivable From ENBpar | 2023
AMOUNTS RECEIVABLE - ENBpar
Financial assets	40,743
Amounts Receivable From ENBpar | 2024
AMOUNTS RECEIVABLE - ENBpar
Financial assets	42,684
Amounts Receivable From ENBpar | 2025
AMOUNTS RECEIVABLE - ENBpar
Financial assets	44,717
Amounts Receivable From ENBpar | 2026
AMOUNTS RECEIVABLE - ENBpar
Financial assets	46,847
Amounts Receivable From ENBpar | 2027
AMOUNTS RECEIVABLE - ENBpar
Financial assets	49,078
Amounts Receivable From ENBpar | 2028 a 2042
AMOUNTS RECEIVABLE - ENBpar
Financial assets	R$ 1,039,990